Share-based Compensation - LTIP Share Based Compensation Expense (Details) - LTIP - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Share-based Compensation
Share-based compensation expense	$ 1,370,000	$ 1,601,000
Share-based compensation reclassified from liability to additional paid-in capital	526,000	1,770,000
Share-based compensation recorded as liability	1,299,000		$ 1,235,000
Unrecognized compensation cost	3,624,000
Liability
Share-based Compensation
Share-based compensation expense	590,000	789,000
Additional Paid-in Capital
Share-based Compensation
Share-based compensation expense	780,000	812,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	543,000	878,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	$ 827,000	$ 723,000